Transfers of Financial Assets - Summary of Carrying Amount of Financial Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale financial assets [member] | Shares [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	€ 34	€ 64
Carrying amount of associated liabilities	37	71
Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	3,705	3,068
Carrying amount of associated liabilities	3,941	3,166
Financial assets at fair value through profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	12	11
Carrying amount of associated liabilities	18	14
Financial assets at fair value through profit or loss [member] | Investment contracts for account of policyholders [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	96	€ 153
Carrying amount of associated liabilities	€ 0